Inventory consists of the following: (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Inventory consists of the following:
Raw materials	¥ 1,008,348		¥ 579,842
Work in process	3,915		2,995
Finished Goods	826,011		381,387
Merchandise	220,931		121,978
Less: write-downs	(2,853)		(4,649)
Total	2,056,352		1,081,553		$ 322,687
Write-downs of inventory	¥ 1,105	$ 173	¥ 5,803	¥ 10,427